FAIR VALUE MEASUREMENT - Significant unobservable inputs (Details)	Dec. 31, 2024	Dec. 31, 2023
Minimum | Revenue growth rate
Significant unobservable inputs used in the valuation
Unobservable inputs	8	(61)
Minimum | Weighted average cost of capital
Significant unobservable inputs used in the valuation
Unobservable inputs	13	13
Minimum | Lack of marketability discount
Significant unobservable inputs used in the valuation
Unobservable inputs	10	10
Minimum | Expected volatility
Significant unobservable inputs used in the valuation
Unobservable inputs	25	33
Maximum | Revenue growth rate
Significant unobservable inputs used in the valuation
Unobservable inputs	20	31
Maximum | Weighted average cost of capital
Significant unobservable inputs used in the valuation
Unobservable inputs	14	21
Maximum | Lack of marketability discount
Significant unobservable inputs used in the valuation
Unobservable inputs	23	21
Maximum | Expected volatility
Significant unobservable inputs used in the valuation
Unobservable inputs	60	67
Liquidation scenario | Minimum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	5	5
Liquidation scenario | Maximum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	95	95
Redemption scenario | Minimum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	0	0
Redemption scenario | Maximum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	30	30
Conversion scenario | Minimum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	5	5
Conversion scenario | Maximum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	95	95